Subsequent Events	6 Months Ended
Dec. 31, 2024
Disclosure of non-adjusting events after reporting period [abstract]
Subsequent Events	Subsequent EventsThe Company has assessed all events from December 31, 2024, up through February 28, 2025, which is the date these consolidated financial statements are available to be issued, there are no other material subsequent events that require disclosure in these consolidated financial statements.